UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

SiVest Group, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA  95113

 (Name and address of agent for service)

registrant's telephone number, including area code:  (408) 624-9527

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CONTENTS

Performance Summary	2
President’s Letter	4
Shareholder Fee Example	6
Portfolio of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20

PERFORMANCE SUMMARY
Period Returns (Average Annual Total Returns as of 6/30/11)

FUND	YTD*	1-YEAR	3-YEAR	5-YEAR	10-YEAR	EXPENSE RATIO**
Firsthand Technology Leaders Fund	-2.94%	11.60%	0.77%	1.49%	-1.67%	1.85%
Firsthand Technology Opportunities Fund	4.30%	30.64%	18.21%	12.32%	5.37%	1.85%
Firsthand Alternative Energy Fund	1.24%	20.26%	-7.99%	•	•	1.98%
NASDAQ Composite Index	5.01%	32.86%	7.63%	5.97%	3.28%	•
S&P 500 Index	6.01%	30.68%	3.34%	2.94%	2.72%	•
WilderHill Clean Energy Index	-13.19%	9.59%	-22.99%	•	•	•

*	Not Annualized.
**	Per the most recent Prospectus.

Returns Since Inception (Average Annual Total Returns as of 6/30/11)

FUND	AVERAGE ANNUAL TOTAL RETURNS	NASDAQ COMPOSITE INDEX	S&P 500 INDEX	WILDERHILL CLEAN ENERGY INDEX
Firsthand Technology Leaders Fund (12/10/97)	5.40%	4.68%	4.07%	•
Firsthand Technology Opportunities Fund (9/30/99)	-3.79%	0.74%	2.08%	•
Firsthand Alternative Energy Fund (10/29/07)	-8.01%	0.56%	-1.96%	-24.77%

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Wilder Hill Clean Energy Index is a market-weighted index of 58 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors. You cannot invest directly in an index.

2	2011 Semi-Annual Report

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

Holdings by Industry - % of Net Assets (as of 6/30/11)

INDUSTRY	FIRSTHAND TECHNOLOGY LEADERS FUND	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Advanced Materials	2.4%	•	6.0%
Basic Materials	•	•	1.0%
Battery	•	0.5%	2.3%
Building Automation	•	•	1.3%
Business Services	•	0.5%	•
Communications	•	3.5%	•
Communications Equipment	5.7%	5.4%	•
Computer	7.3%	2.7%	•
Consumer Electronics	•	2.2%	•
Data Processing/Management	•	0.7%	•
Electronics Manufacturing Services	•	2.4%	•
Energy Efficiency	•	•	7.4%
Environmental Services	•	•	2.2%
Industrials	•	•	1.7%
Intellectual Property	•	•	0.5%
Internet	2.5%	23.5%	•
Networking	2.1%	3.8%	•
Other	0.8%	1.0%	•
Other Electronics	2.3%	•	4.4%
Power Conversion/Supply Equipment	•	•	1.8%
Renewable Energy	1.9%	•	48.9%
Semiconductor Equipment	2.5%	5.9%	•
Semiconductors	9.3%	19.6%	3.2%
Software	8.8%	8.9%	•
Net Other Assets and Liabilities	54.4%	19.4%	19.3%

Portfolio holdings are subject to change.

www.firsthandfunds.com	3

PRESIDENT’S LETTER

DEAR FELLOW SHAREHOLDERS,

Global equity markets traced a rocky path in the first half of 2011.  In general, the steady improvement in corporate profits, amidst a gradual economic recovery, played tug-of-war with a growing list of geopolitical anxieties.  From the Japanese earthquake and tsunami to the Middle East political unrest to re-emergent fears of default on various European debt issues, investors had plenty to worry about.  Despite the heightened anxieties, markets generally ended the second quarter modestly higher than where they began the year.

At Firsthand, we have been unusually concerned about these big picture risks, and so we have maintained a relatively defensive posture.  As a result, our funds have underperformed the broad market during the first half of the year—though the recent early August melt-down suggests we may have been right to be cautious.  Looking forward, our task is to stay prudently invested in those technology trends that show strong growth, while keeping an eye on the widening array of risks that seem to overhang the equity markets.

Once again, we remind ourselves that in the technology sector, turbulence is the norm.  Growth depends on innovation, and innovation can leave yesterday’s winners behind.  Currently, we see four areas of robust growth:  social networking, cloud computing, tablets, and smartphones.  (OK, you may call that three and a half.)  Caught squarely on the wrong side of those trends is the established PC ecosystem.  Blue chip tech companies such as Microsoft, Intel, HP, and Dell are running full tilt to adapt, but they still have lots of revenue at risk if the market for “old style” PCs starts shrinking.  A compelling sign of the times:  the phrase “post-PC era” is rapidly becoming a cliché.  You will find very little PC exposure in our portfolios today.

One interesting byproduct of the social networking trend is the spotlight it has thrown on the initial public offering (IPO) market.  As Facebook, LinkedIn, and Twitter have each danced around the issue in their own way, investors have been reminded that going public is no longer the automatic rite of passage it once was for a young growing company.  We’ve noticed the same thing, and reorganized our Technology Value Fund to adapt.  In April, Shareholders approved its reorganization into a closed-end fund (Nasdaq symbol: SVVC).  The new structure allows the fund to invest in exciting private technology companies that are largely off-limits to open-end funds.

4	2011 Semi-Annual Report

Alternative energy stocks have been a big disappointment this year.  Solar stocks, in particular, continue to struggle.  The irony here is that the solar industry is doing exactly what it needs to do:  aggressively driving down costs. And the market is responding exactly as it is supposed to:  it’s growing quickly.  The problem is that intense price competition is squeezing even the strongest players, so that none of them looks like a healthy business today.  Still, we take heart in knowing that grid parity (the point at which alternative energy sources can compete economically with incumbent technologies such as fossil fuels) is closer than ever, and that the winners will have decades of healthy growth ahead of them.  The geopolitical winds are blowing favorably here as well.  The Japanese nuclear disaster caused several nations to accelerate their transitions away from nuclear power and toward renewables.  We believe we are clearly on the right side of the long-term trend.

We are also excited about the continued growth of the LED lighting market.  In the past 12 months, consumer electronics giants such as Philips and GE have introduced LED-based replacement lights for household and commercial applications at reasonable prices.  As with most emerging technologies, LEDs are expected to follow an aggressive cost-reduction path, fueling tremendous growth in demand.

The investment environment has certainly been challenging in 2011, owing primarily to macroeconomic factors well beyond the confines of Silicon Valley.  But the engine of innovation shows no signs of slowing down.  We are hopeful that the global economic housecleaning currently underway will result in a more stable, rational investing environment.  (Perhaps a less unstable, less irrational investing environment is a more realistic wish.)  We’ll continue to strike a balance between prudence and opportunism, protecting capital amidst the macroeconomic uncertainties while focusing on the next waves of innovation.

Thank you for your investment in Firsthand Funds.

Sincerely,

Kevin Landis
President

www.firsthandfunds.com	5

SHAREHOLDER FEE EXAMPLE (unaudited)

Example—In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Expenses—The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes—The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

6	2011 Semi-Annual Report

FIRSTHAND TECHNOLOGY LEADERS FUND

	BEGINNING ACCOUNT VALUE 1/1/11	ENDING ACCOUNT VALUE 6/30/11	EXPENSES PAID DURING PERIOD* 1/1/11 - 6/30/11	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$970.60	$9.04	1.85%
Hypothetical**	$1,000	$1,015.62	$9.25	1.85%

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	BEGINNING ACCOUNT VALUE 1/1/11	ENDING ACCOUNT VALUE 6/30/11	EXPENSES PAID DURING PERIOD* 1/1/11 - 6/30/11	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$1,043.00	$9.37	1.85%
Hypothetical**	$1,000	$1,015.62	$9.25	1.85%

FIRSTHAND ALTERNATIVE ENERGY FUND

	BEGINNING ACCOUNT VALUE 1/1/11	ENDING ACCOUNT VALUE 6/30/11	EXPENSES PAID DURING PERIOD* 1/1/11 - 6/30/11	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$1,012.40	$9.88	1.98%
Hypothetical**	$1,000	$1,014.98	$9.89	1.98%

*
Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

**	5% return per year before expenses. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

www.firsthandfunds.com	7

FIRSTHAND TECHNOLOGY LEADERS FUND
Portfolio of Investments, June 30, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 44.8% ($13,640,180)
Advanced Materials — 2.4% ($726,000)
Corning, Inc.	40,000	$726,000
Communications Equipment — 5.7% ($1,748,050)
Nokia OYJ - SP ADR	50,000	321,000
QUALCOMM, Inc.	15,000	851,850
Telefonaktiebolaget Ericsson LM - SP ADR	40,000	575,200
Computer — 7.3% ($2,210,185)
Apple, Inc. *	5,500	1,846,185
Hewlett-Packard Co.	10,000	364,000
Internet — 2.5% ($759,570)
Google, Inc., Class A *	1,500	759,570
Networking — 2.1% ($624,400)
Cisco Systems, Inc.	40,000	624,400
Other Electronics — 2.3% ($702,500)
LG Display Co., Ltd. - ADR	50,000	702,500
Renewable Energy — 1.9% ($590,250)
Suntech Power Holdings Co., Ltd. - ADR *	75,000	590,250
Semiconductor Equipment — 2.5% ($759,900)
Applied Materials, Inc.	30,000	390,300

	SHARES/ CONTRACTS	MARKET VALUE
ASML Holding N.V.	10,000	$369,600
Semiconductors — 9.3% ($2,835,125)
Intel Corp.	40,000	886,400
Micron Technology, Inc. *	75,000	561,000
NVIDIA Corp. *	35,000	557,725
SanDisk Corp. *	20,000	830,000
Software — 8.8% ($2,684,200)
Microsoft Corp.	40,000	1,040,000
Oracle Corp.	20,000	658,200
Symantec Corp. *	50,000	986,000

PURCHASED OPTIONS — 0.8% ($236,625)
Other — 0.8% ($236,000)
Powershares QQQ Trust Series Put Options, Expiring September 2011, Strike Price $55.00	2,000	236,000
Semiconductors — 0.0% ($625)
ARM Holdings PLC - SP ADR Put Option, Expiring July 2011, Strike Price $20.00	250	625
Total Investments (Cost $12,766,347) — 45.6%		13,876,805
Other assets in excess of liabilities — 54.4%		16,521,912
NET ASSETS — 100.0%		$30,398,717

*	Non-income producing security.
ADR	American Depositary Receipt
SPADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements

8	2011 Semi-Annual Report

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
Portfolio of Investments, June 30, 2011 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 79.3% ($99,114,546)
Battery — 0.5% ($585,200)
A123 Systems, Inc.*	110,000	$585,200
Business Services — 0.5% ($643,200)
Digital River, Inc.*	20,000	643,200
Communications — 3.5% ($4,312,800)
Equinix, Inc.*	30,000	3,030,600
Rackspace Hosting, Inc.*	30,000	1,282,200
Communications Equipment — 5.4% ($6,754,500)
Ciena Corp.*	80,000	1,470,400
QUALCOMM, Inc.	50,000	2,839,500
Telefonaktiebolaget Ericsson LM - SP ADR	170,000	2,444,600
Computer — 2.7% ($3,356,700)
Apple, Inc.*	10,000	3,356,700
Consumer Electronics — 2.2% ($2,773,386)
Shutterfly, Inc.*	48,300	2,773,386
Data Processing/Management — 0.7% ($889,000)
CommVault Systems, Inc.*	20,000	889,000
Electronics Manufacturing Services — 2.4% ($3,035,000)
Fabrinet*	125,000	3,035,000
Internet — 23.4% ($29,286,217)
Akamai Technologies, Inc.*	80,000	2,517,600
Baidu, Inc. - SP ADR (1)*	30,000	4,203,900
comScore, Inc.*	40,000	1,036,000
Ctrip.com International Ltd. - ADR*	90,000	3,877,200

	SHARES	MARKET VALUE
E-Commerce China Dangdang, Inc. - SP ADR*	60,000	$695,400
Giant Interactive Group, Inc. - ADR	100,000	736,000
Google, Inc., Class A*	9,000	4,557,420
LivePerson, Inc.*	140,000	1,979,600
Mail.ru Group Ltd. - GDR*	60,000	1,993,200
SINA Corp.*	35,000	3,643,500
Tencent Holdings Ltd.	120,000	3,256,872
VistaPrint NV*	16,500	789,525
Networking — 3.8% ($4,797,150)
Cisco Systems, Inc.	145,189	2,266,400
F5 Networks, Inc.*	5,000	551,250
Riverbed Technology, Inc.*	50,000	1,979,500
Semiconductor Equipment — 5.9% ($7,372,800)
Varian Semiconductor Equipment Associates, Inc.*	120,000	7,372,800
Semiconductors — 19.5% ($24,345,631)
ARM Holdings, PLC - SP ADR (1)	110,000	3,127,300
Cavium Networks, Inc. (1)*	60,000	2,615,400
Marvell Technology Group Ltd.*	200,000	2,953,000
National Semiconductor Corp.	297,549	7,322,681
NVIDIA Corp.*	150,000	2,390,250
SanDisk Corp.*	60,000	2,490,000
Skyworks Solutions, Inc.*	150,000	3,447,000
Software — 8.8% ($10,962,962)
Ariba, Inc.*	20,000	689,400
Fortinet, Inc. (1)*	120,000	3,274,800
Microsoft Corp.	70,000	1,820,000

see accompanying notes to financial statements

www.firsthandfunds.com	9

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued
Portfolio of Investments, June 30, 2011 (unaudited)

	SHARES/ CONTRACTS	MARKET VALUE
NetSuite, Inc.*	20,000	$784,000
NICE-Systems Ltd. - ADR*	20,000	727,200
VeriSign, Inc.	49,700	1,662,962
VMware, Inc., Class A*	20,000	2,004,600

EXCHANGE-TRADED NOTE — 1.0% ($1,268,400)
Other — 1.0% ($1,268,400)
iPath S&P 500 VIX Short-Term Futures ETN*	60,000	1,268,400
PURCHASED OPTIONS — 0.3% ($357,000)
Internet — 0.1% ($99,000)
Baidu, Inc. - SP ADR Put Option, Expiring September 2011, Strike Price $115.00	330	99,000

	CONTRACTS	MARKET VALUE
Semiconductors — 0.1% ($189,000)
ARM Holdings, PLC - SP ADR Put Option, Expiring July 2011, Strike Price $27.00	1,000	$30,000
Cavium Networks, Inc. Put Option, Expiring September 2011, Strike Price $42.00	600	159,000
Software — 0.1% ($69,000)
Fortinet, Inc. Put Option, Expiring September 2011, Strike Price $21.50	1,200	69,000
Total Investments (Cost $87,084,288) — 80.6%		100,739,946
Other assets in excess of liabilities — 19.4%		24,275,400

NET ASSETS — 100.0%		$125,015,346

*	Non-income producing security.
(1)	Securities held in connection with open written call options.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements

10	2011 Semi-Annual Report

FIRSTHAND ALTERNATIVE ENERGY FUND
Portfolio of Investments, June 30, 2011(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 80.6% ($5,583,570)
Advanced Materials — 6.0% ($413,204)
Corning, Inc.	9,460	$171,699
MEMC Electronic Materials, Inc.*	9,130	77,879
Metabolix, Inc.*	4,700	33,558
Praxair, Inc.	1,200	130,068
Basic Materials — 1.0% ($67,850)
Metalico, Inc.*	11,500	67,850
Battery — 2.3% ($160,132)
A123 Systems, Inc.*	30,100	160,132
Building Automation — 1.3% ($91,652)
Johnson Controls, Inc.	2,200	91,652
Energy Efficiency — 7.4% ($514,117)
Echelon Corp.*	19,500	177,255
Honeywell International, Inc.	3,580	213,332
Itron, Inc.*	2,565	123,530
Environmental Services — 2.2% ($150,306)
ADA-ES, Inc.*	9,400	150,306
Industrials — 1.7% ($120,135)
3M Co.	800	75,880
United Technologies Corp.	500	44,255
Intellectual Property — 0.5% ($34,002)
Silicon Genesis Corp., Common (1)*	181,407	34,002
Other Electronics — 4.4% ($306,389)
Intevac, Inc.*	17,800	181,738

	SHARES	MARKET VALUE
Koninklijke (Royal) Philips Electronics N.V.	4,854	$124,651
Power Conversion/Supply Equipment — 1.8% ($127,170)
Power-One, Inc.*	15,700	127,170
Renewable Energy — 48.8% ($3,375,757)
Amtech Systems, Inc.*	6,600	136,224
DayStar Technologies, Inc.*	112	56
FuelCell Energy, Inc.*	5,000	6,550
Gamesa Corp. Tecnologica S.A.*	7,000	56,542
GT Solar International, Inc.*	31,900	516,780
Hanwha SolarOne Co., Ltd. - ADR*	50,400	321,552
Iberdrola S.A.*	16,000	142,394
JA Solar Holdings Co., Ltd. - ADR*	65,000	360,750
JinkoSolar Holding Co., Ltd. - ADR*	8,000	212,160
Meyer Burger Technology AG*	10,000	441,867
Motech Industries, Inc.	50,495	195,134
Orion Energy Systems, Inc.*	14,000	55,020
Sharp Corp.	11,000	99,882
SunPower Corp., Class B*	5,931	98,632
Trina Solar Ltd. - ADR*	14,600	327,332
ULVAC, Inc.	2,700	66,171
Vestas Wind Systems A.S.*	6,000	140,700
WaterFurnace Renewable Energy, Inc.	600	13,811
Yingli Green Energy Holding Co. - ADR*	20,000	184,200
Semiconductors — 3.2% ($222,856)

see accompanying notes to financial statements

www.firsthandfunds.com	11

FIRSTHAND ALTERNATIVE ENERGY FUND - continued
Portfolio of Investments, June 30, 2011 (unaudited)

	SHARES	MARKET VALUE
Power Integrations, Inc.	5,799	$222,856
PREFERRED STOCK — 0.1% ($9,235)
Intellectual Property — 0.0% ($1,751)
Silicon Genesis Corp., Series 1-C (1)*	152	201
Silicon Genesis Corp., Series 1-E (1)*	3,000	1,550
Renewable Energy — 0.1% ($7,484)
SoloPower, Series C-1 (1)	21,425	7,484
Total Investments (Cost $5,618,854) — 80.7%		5,592,805
Other assets in excess of liabilities — 19.3%		1,337,301
NET ASSETS — 100.0%		$6,930,106

*	Non-income producing security.
(1)	Restricted security.
ADR	American Depositary Receipt

see accompanying notes to financial statements

12	2011 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (unaudited)

	FIRSTHAND TECHNOLOGY LEADERS FUND	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND(1)	FIRSTHAND ALTERNATIVE ENERGY FUND
ASSETS
Investment securities:
Acquisition cost	$12,766,347	$87,084,288	$5,618,854
Market value (Note 2)	13,876,805 (1)	100,739,946 (1)	5,592,805
Cash	16,612,671	25,117,753	1,062,295
Segregated cash	—	2,268,000	—
Foreign currency at value (cost $0, $8,480 and $73,304)	—	8,481	85,678
Receivable from dividends, interest, and reclaims	1,200	—	2,074
Receivable for capital shares sold	92	245,360	202,188
TOTAL ASSETS	30,490,768	128,379,540	6,945,040

LIABILITIES
Payable for securities purchased	—	2,908,750	—
Payable to affiliates (Note 4)	46,812	190,854	10,523
Payable for capital shares redeemed	45,239	264,590	4,411
TOTAL LIABILITIES	92,051	3,364,194	14,934
NET ASSETS	$30,398,717	$125,015,346	$6,930,106

Net Assets consist of:
Paid-in-capital	$120,111,167	$113,540,056	$7,777,021
Accumulated net investment loss	(140,241)	(841,723)	(50,683)
Accumulated net realized losses from security transactions, payment by affiliates, foreign currency transactions, purchased options and written options	(90,682,667)	(1,338,647)	(782,607)
Net unrealized appreciation (depreciation) on investments, purchased options and foreign currency	1,110,458	13,655,660	(13,625)
NET ASSETS	$30,398,717	$125,015,346	$6,930,106

Shares outstanding	1,511,884	19,820,739	941,106
Net asset value, redemption price and offering price per share (Note 2)	$20.11	$6.31	$7.36

(1)	Includes purchased options whose primary risk exposure is equity contracts.

see accompanying notes to financial statements

www.firsthandfunds.com	13

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2011 (unaudited)

	FIRSTHAND TECHNOLOGY LEADERS FUND	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENT INCOME
Dividends	$192,357	$259,636	$14,319
Interest	1,385	3,226	72
Foreign tax withholding	(17,749)	(9,401)	(965)
TOTAL INVESTMENT INCOME	175,993	253,461	13,426

EXPENSES
Investment advisory fees (Note 4)	239,312	828,788	49,518
Administration fees (Note 4)	76,922	266,396	14,564
Trustees fees	3,333	3,333	3,333
GROSS EXPENSES	319,567	1,098,517	67,415
Trustees fees reimbursement	(3,333)	(3,333)	(3,333)
TOTAL NET EXPENSES	316,234	1,095,184	64,082

NET INVESTMENT LOSS	(140,241)	(841,723)	(50,656)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) from security transactions	2,089,127	9,004,440	(33,971)
Net realized losses from purchased option transactions(1)	(232,913)	(1,335,255)	—
Net realized losses on foreign currency	—	(18)	—
Net realized gains from written option transactions(1)	129,555	96,615	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,398,103)	(3,954,200)	129,294
Net change in unrealized depreciation on purchased options(1)	(140,299)	(370,736)	—
Net change in unrealized appreciation (depreciation) on written options(1)	673,250	(40,298)	—
Net Realized and Unrealized Gain (Loss) on Investments	(879,383)	3,400,548	95,323

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,019,624)	$2,558,825	$44,667

(1)	Primary risk exposure is equity contracts.

see accompanying notes to financial statements

14	2011 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND TECHNOLOGY LEADERS FUND		FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND(1)
	SIX MONTHS ENDED 6/30/11 (UNAUDITED)	YEAR ENDED 12/31/10	SIX MONTHS ENDED 6/30/11 (UNAUDITED)	YEAR ENDED 12/31/10
FROM OPERATIONS:
Net investment loss	$(140,241)	$(335,743)	$(841,723)	$(690,097)
Net realized gains from security transactions, purchased options, foreign currency, short sales and written options	1,985,769	1,131,875	7,765,782	3,459,912
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options and foreign currency	(2,865,152)	1,959,050	(4,365,234)	10,422,578
Net increase (decrease) in net assets from operations	(1,019,624)	2,755,182	2,558,825	13,192,393

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,128,369	1,686,438	65,945,771	49,771,733
Payment for shares redeemed	(8,318,645)	(7,804,976)	(28,808,541)	(12,499,897)
Net increase (decrease) in net assets from capital share transactions	(3,190,276)	(6,118,538)	37,137,230	37,271,836
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,209,900)	(3,363,356)	39,696,055	50,464,229

NET ASSETS:
Beginning of period	34,608,617	37,971,973	85,319,291	34,855,062
End of period	$30,398,717	$34,608,617	$125,015,346	$85,319,291
Accumulated Net Investment Loss	$(140,241)	$—	$(841,723)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	242,742	85,888	10,265,552	9,024,385
Shares redeemed	(400,929)	(403,259)	(4,557,796)	(2,366,280)
Net increase (decrease) in shares outstanding	(158,187)	(317,371)	5,707,756	6,658,105
Shares outstanding, beginning of period	1,670,071	1,987,442	14,112,983	7,454,878
Shares outstanding, end of period	1,511,884	1,670,071	19,820,739	14,112,983

(1)	Prior to May 1, 2010, Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.

see accompanying notes to financial statements

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STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND ALTERNATIVE ENERGY FUND
	SIX MONTHS ENDED 6/30/11 (UNAUDITED)	YEAR ENDED 12/31/10
FROM OPERATIONS:
Net investment loss	$(50,656)	$(94,944)
Net realized losses from security transactions	(33,971)	(251,390)
Net change in unrealized appreciation (depreciation) on investments	129,294	(504,526)
Net increase (decrease) in net assets from operations	44,667	(850,860)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,891,297	3,348,444
Payment for shares redeemed	(923,396)	(4,006,738)
Net increase (decrease) in net assets from capital share transactions	967,901	(658,294)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,012,568	(1,509,154)

NET ASSETS:
Beginning of period	5,917,538	7,426,692
End of period	$6,930,106	$5,917,538
Accumulated Net Investment Loss	$(50,683)	$(27)

CAPITAL SHARE ACTIVITY:
Shares sold	250,819	442,347
Shares redeemed	(123,640)	(555,224)
Net increase (decrease) in shares outstanding	127,179	(112,877)
Shares outstanding, beginning of period	813,927	926,804
Shares outstanding, end of period	941,106	813,927

see accompanying notes to financial statements

16	2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period
FIRSTHAND TECHNOLOGY LEADERS FUND

	SIX MONTHS ENDED 06/30/11*		YEAR ENDED 12/31/10	YEAR ENDED 12/31/09	YEAR ENDED 12/31/08	YEAR ENDED 12/31/07	YEAR ENDED 12/31/06
Net asset value at beginning of period/year	$20.72		$19.11	$12.28	$23.06	$20.23	$18.95
Income from investment operations:
Net investment loss	(0.09)		(0.20)	(0.17)	(0.21)	(0.29)	(0.29)
Net realized and unrealized gains (losses) on investments	(0.52)		1.81	7.00	(10.57)	3.12	1.57
Total from investment operations	(0.61)		1.61	6.83	(10.78)	2.83	1.28
Net asset value at end of period/year	$20.11		$20.72	$19.11	$12.28	$23.06	$20.23
Total return	(2.94	%)(A)	8.42%	55.62%	(46.75%)	13.99%	6.75%
Net assets at end of period/year (millions)	$30.4		$34.6	$38.0	$27.6	$63.5	$74.0
Ratio of gross expenses to average net assets before waiver	1.87	%(B)	1.86%	1.92%	2.07%	1.96%	1.96%
Ratio of net expenses to average net assets after waiver	1.85	%(B)	1.85%	1.90%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.82	%)(B)	(0.94%)	(0.98%)	(1.03%)	(1.16%)	(1.13%)
Portfolio turnover rate	15	%(A)	37%	25%	78%	35%	53%

*	Unaudited
(A)	Not annualized
(B)	Annualized

see accompanying notes to financial statements

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FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period
FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND*

	SIX MONTHS ENDED 06/30/11**		YEAR ENDED 12/31/10	YEAR ENDED 12/31/09	YEAR ENDED 12/31/08	YEAR ENDED 12/31/07	YEAR ENDED 12/31/06
Net asset value at beginning of period	$6.05		$4.68	$2.69	$4.67	$4.05	$3.40
Income from investment operations:
Net investment loss	(0.04)		(0.05)	(0.06)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	0.30		1.42	2.05	(1.92)	0.68	0.71
Total from investment operations	0.26		1.37	1.99	(1.98)	0.62	0.65
Net asset value at end of period	$6.31		$6.05	$4.68	$2.69	$4.67	$4.05
Total return	4.30	%(A)	29.27%	73.98%	(42.40%)	15.31%	19.12%
Net assets at end of year (millions)	$125.0		$85.3	$34.9	$19.4	$40.7	$40.3
Ratio of gross expenses to average net assets before waiver	1.86	%(B)	1.86%	1.92%	2.14%	1.96%	1.98%
Ratio of net expenses to average net assets after waiver	1.85	%(B)	1.85%	1.90%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(1.42	%)(B)	(1.42%)	(1.66%)	(1.58%)	(1.28%)	(1.51%)
Portfolio turnover rate	52	%(A)	164%	41%	41%	44%	59%

*	Prior to 5/1/10, Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.
**	Unaudited
(A)	Not annualized
(B)	Annualized

see accompanying notes to financial statements

18	2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period
FIRSTHAND ALTERNATIVE ENERGY FUND

	SIX MONTHS ENDED 06/30/11*		YEAR ENDED 12/31/10	YEAR ENDED 12/31/09		YEAR ENDED 12/31/08		YEAR ENDED 12/31/07**
Net asset value at beginning of year/period	$7.27		$8.01	$5.68		$10.89		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.12)	(0.10)		(0.07)		—	(A)
Net realized and unrealized gains (losses) on investments	0.14		(0.62)	2.43		(5.14)		0.89
Total from investment operations	0.09		(0.74)	2.33		(5.21)		0.89
Net asset value at end of year/period	$7.36		$7.27	$8.01		$5.68		$10.89
Total return	1.24	%(B)	(9.24%)	41.02%		(47.84%)		8.90	(B)
Net assets at end of year/period (millions)	$6.9		$5.9	$7.4		$3.7		$1.9
Ratio of gross expenses to average net assets before waiver	2.08	%(C)	2.10%	2.27	%***	2.37	%***	2.10	%(C)
Ratio of net expenses to average net assets after waiver	1.98	%(C)	1.98%	2.15	%***	2.11	%***	2.10	%(C)
Ratio of net investment loss to average net assets	(1.57	%)(C)	(1.48%)	(1.68%)		(1.26%)		(0.07	%)(C)
Portfolio turnover rate	12	%(B)	58%	41%		44%		—	(B)

*	Unaudited
**	For the period October 29, 2007 (inception) through December 31, 2007.
***	Ratio for years ended 2009 and 2008 includes dividend expenses on securities sold short of 0.11% and 0.01%, respectively.
(A)	Less than $0.005.
(B)	Not annualized.
(C)	Annualized.

see accompanying notes to financial statements

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NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Leaders Fund, Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

Fund	Inception Date
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that the Investment Adviser believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:
1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2011:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TLFQX
Common Stocks
Advanced Materials	$726,000	$—	$—
Communications Equipment	1,748,050	—	—
Computer	2,210,185	—	—
Internet	759,570	—	—
Networking	624,400	—	—
Other Electronics	702,500	—	—
Renewable Energy	590,250	—	—
Semiconductor Equipment	759,900	—	—
Semiconductors	2,835,125	—	—
Software	2,684,200	—	—
Total Common Stock	13,640,180	—	—
Asset Derivatives **
Equity Contracts	—	236,625	—
Total	$13,640,180	$236,625	$—

TEFQX
Common Stocks
Battery	$585,200	$—	$—
Business Services	643,200	—	—
Communications	4,312,800	—	—
Communications Equipment	6,754,500	—	—
Computer	3,356,700	—	—
Consumer Electronics	2,773,386	—	—
Data Processing/Management	889,000	—	—
Electronics Manufacturing
Services	3,035,000	—	—
Internet	29,286,217	—	—
Networking	4,797,150	—	—
Semiconductor Equipment	7,372,800	—	—
Semiconductors	24,345,631	—	—
Software	10,962,962	—	—
Total Common Stock	99,114,546	—	—
Exchanged-Traded Note	1,268,400	—	—
Asset Derivatives**
Equity Contracts	—	357,000	—
Total	$100,382,946	$357,000	$—

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
ALTEX
Common Stocks
Advanced Materials	$413,204	$—	$—
Basic Materials	67,850	—	—
Battery	160,132	—	—
Building Automation	91,652	—	—
Energy Efficiency	514,117	—	—
Environmental Services	150,306	—	—
Industrials	120,135	—	—
Intellectual Property	—	—	34,002
Other Electronics	306,389	—	—
Power Conversion/Supply Equipment	127,170	—	—
Renewable Energy	2,568,901	806,856	—
Semiconductors	222,856	—	—
Total Common Stocks	4,742,712	806,856	34,002
Preferred Stocks
Intellectual Property	—	—	1,751
Renewable Energy	—	—	7,484
Total Preferred Stocks	—	—	9,235
Total	$4,742,712	$806,856	$43,237

*	TLFQX: Firsthand Technology Leaders Fund; TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.
**	Asset derivatives include purchased options.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

FIRSTHAND ALTERNATIVE ENERGY FUND

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/10	GROSS PURCHASES	GROSS SALES	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 6/30/11
Common Stocks
Intellectual Property	$1,814	$—	$—	$—	$32,188	$—	$34,002
Preferred Stocks
Intellectual Property	952	—	—	—	799	—	1,751
Renewable Energy	25,924	—	—	—	(18,440)	—	7,484
Total	$28,690	$—	$—	$—	$14,547	$—	$43,237

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of June 30, 2011, Firsthand Alternative Energy Fund was $14,547 and is included in “Net change in unrealized appreciation on investments and foreign currency” on the Statement of Operations.

Share Valuation — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s net asset value per share.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Foreign Securities — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign

24	2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

taxes withheld at the source.  The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds  may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices.  The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the six months ended June 30, 2011, were as follows:

	FIRSTHAND TECHNOLOGY LEADERS FUND
	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding, beginning of year	3,758	$543,940
Options written during period	—	—
Options expired during period	(1,379)	(147,584)
Options closed during period	(462)	(35,102)
Options exercised during period	(1,917)	(361,254)
Options outstanding, end of period	—	$—

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding, beginning of year	588	$93,118
Options written during period	3,090	677,192
Options expired during period	(588)	(93,118)
Options closed during period	(3,090)	(677,192)
Options exercised during period	—	—
Options outstanding, end of year	—	$—

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

The average volume of each Fund’s derivatives during the six months ended June 30, 2011 is as follows:

	PURCHASED OPTIONS (CONTRACTS)	WRITTEN OPTIONS (CONTRACTS)
Firsthand Technology Leaders Fund	3,116	1,253
Firsthand Technology Opportunities Fund	2,627	593

Distributions to Shareholders — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Short Positions — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Security Transactions — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax

26	2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2011.

	FIRSTHAND TECHNOLOGY LEADERS FUND	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$2,794,932	$15,980,438	$1,173,330
Gross unrealized depreciation	(2,784,019)	(4,563,001)	(1,654,759)
Net unrealized appreciation (depreciation)	$10,913	$11,417,437	$(481,429)
Federal income tax cost, Investments	$13,865,892	$89,322,509	$6,074,234
Federal income tax cost, written options	—	—	—
Federal income tax cost	$13,865,892	$89,322,509	$6,074,234

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

As of December 31, 2010, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	EXPIRING 2011	EXPIRING 2012	EXPIRING 2013	EXPIRING 2017	EXPIRING 2018	TOTAL
TLFQX	$53,324,264	$33,348,418	$2,501,372	$2,394,837	$—	$91,568,891
TEFQX	6,014,495	—	—	851,713	—	6,866,208
ALTEX	—	—	—	181,999	108,018	290,017

Components of Distributable Earnings

	FIRSTHAND TECHNOLOGY LEADERS FUND	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Undistributed Ordinary Income	$—	$—	$—
Accumulated Earnings	—	—	—
Net Unrealized Appreciation (Depreciation)*	2,876,065	15,782,673	(598,299)
Post October Capital/Currency Loss**	—	—	(3,266)
Accumulated Capital Loss Carryforward	(91,568,891)	(6,866,208)	(290,017)
Total Distributable Earnings	$(88,692,826)	$8,916,465	$(891,582)

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and foreign currency exchange gain (loss).
**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return.  Taxable years ending 2010, 2009, 2008 and 2007 remain open to federal and state audit.  As of June 30, 2011, management has evaluated the application

www.firsthandfunds.com	27

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2011.

	FIRSTHAND TECHNOLOGY LEADERS FUND	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$3,888,779	$71,598,292	$708,551
Proceeds from sales and maturities of investment securities	$19,356,676	$48,244,131	$1,010,766

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY MELLON

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY Mellon. BNY Mellon serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations.  Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Effective August 3, 2009, SiVest Group, Inc. became the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% of its average daily net assets (1.53% for ALTEX). The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85%, excluding any extraordinary fees, (1.98% for ALTEX) of its average net assets up to $200 million, 1.80% (1.93% for ALTEX) of such assets from $200 million to $500 million, 1.75% (1.88% for ALTEX) of such assets from $500 million to $1 billion, and 1.70% (1.83% for ALTEX) of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT
The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the

28	2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

Effective November 23, 2009, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.) Inc. (“PNC”) has entered into a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY Mellon the fees for the administrative services provided by BNY Mellon.  In the case of Firsthand Alternative Energy Fund, the Investment Adviser has also agreed to donate a portion of its management fees allocated, amounting to 0.20% of Firsthand Alternative Energy Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders.

Additionally, effective November 23, 2009, BNY Mellon serves as the sub-administrator, investment accounting agent and shareholder servicing and transfer agent.  Prior to November 23, 2009, Citi Fund Services Ohio, Inc. served as the sub-administrator, investment accounting agent and shareholder servicing and transfer agent.  The Bank of New York Mellon, formerly PFPC trust Compay serves as the custodian for the Trust.

5. INVESTMENTS IN AFFILIATES AND RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

www.firsthandfunds.com	29

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

As of June 30, 2011, the Alternative Energy Fund was invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$20,591	0.3%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	13,411	0.2%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	201	0.0%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	1,550	0.0%
SoloPower, Series C-1 P/S	September 23, 2008	21,425	21,425	7,484	0.1%
			$79,074	$43,237	0.6%

P/S Preferred Stock.

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of June 30, 2011, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation.  Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

6. SUBSEQUENT EVENT

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level

30	2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2011 (unaudited)

2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

8. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

9. PROXY VOTING POLICY AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended June 30 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

10. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

www.firsthandfunds.com	31

Firsthand Funds
P.O. Box 9836
Providence, RI 02940-8036
www.firsthandfunds.com

Investment Adviser
SiVest Group, Inc.
150 Almaden Blvd.
Suite 1250
San Jose, CA 95113
www.sivestgroup.com

Distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Transfer Agent
BNY Mellon Investing Servicing (U.S.), Inc.
P.O. Box 9836
Providence, RI 02940-8036
1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for a prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

Firsthand and the interlocking “F” design are registered trademarks of Firsthand Funds.

FHF000564, exp. 9/15/2012

Item 2. Code of Ethics.

Not applicable- only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable- only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable- only for annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary (principal executive officer)

Date	September 1, 2011

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer (principal financial officer)

Date	September 1, 2011

* Print the name and title of each signing officer under his or her signature.